SHARE-BASED PAYMENT (Schedule of Assumptions Used to Estimate Fair Value of Share Options Granted) (Details) - $ / shares	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected volatility, minimum	85.73%
Expected volatility, maximum	97.73%
Risk-free interest rate, minimum	0.11%
Risk-free interest rate, maximum	0.17%
Dividend yield		0.00%
Forfeiture rate		0.00%
Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor	$ 2.2
Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Suboptimal early exercise factor	$ 2.8